CAPITAL MANAGEMENT - Changes in Invested Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in Invested capital [Roll Forward]
Opening balance	$ 9,213	$ 9,009
Net issuance of preferred units	8	195
Issuance of limited partnership and redeemable partnership units	945	9
Issuance of BIPC exchangeable shares	1,770	0
Issuance of BIPC exchange LP Units	259	0
Ending balance	12,195	9,213
Weighted Average Invested Capital	$ 10,076	$ 9,067